Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (6,661)	$ (5,582)	$ (6,298)
Deferred tax provision for the period	(1,939)	(363)	497
Change in the statutory rate	(42)	(66)	63
Acquisition of subsidiaries	0	57	(413)
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	216	(373)	(21)
Cumulative translation adjustment	(392)	(230)	31
Remeasurements of the net defined benefit liability	(130)	(192)	152
Inflation adjustment	279	88	20
Philippines disposal	0	0	387
Balance at end of the period	$ (8,669)	$ (6,661)	$ (5,582)